BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2021
BIOLOGICAL ASSETS.
BIOLOGICAL ASSETS
13.	BIOLOGICAL ASSETS

The rollforward of biological assets is set forth below:

Balance on December 31, 2019	10,571,499
Addition	3,392,975
Depletion	(3,094,742)
Transfers	(23,471)
Gain on fair value adjustment	466,484
Disposal	(93,847)
Other write-offs	(57,688)
Balance on December 31, 2020	11,161,210
Addition	3,807,608
Depletion	(3,189,726)
Transfers	23,471
Gain on fair value adjustment	763,091
Disposal	(211,433)
Other write-offs	(105,489)
Balance on December 31, 2021	12,248,732

The calculation of fair value of the biological assets falls under Level 3 in the hierarchy set forth in IFRS 13 — Measurement of Fair Value, due to the complexity and structure of calculation.

The main assumptions such as Average annual growth (“IMA”), discount rate, and average gross  selling price of eucalyptus,  stand out as being the most sensitive where increases or reductions in these assumptions generate significant gains or losses in the measurement of fair value.

The assumptions used in measurement of the fair value of biological assets were:

i)	Average cycle of forest formation of 6 and 7 years;
ii)	Effective area of forest from the 3rd year of planting;
iii)	IMA consists of the estimated volume of production of wood with bark in m3 per hectare, ascertained based on the genetic material used in each region, silvicultural practices and forest management, production potential, climate factors and ground conditions;
iv)	The estimated average standard cost per hectare includes expenses on silvicultural and forest management, applied to each year of formation of the biological cycle of forests, plus costs of land lease agreements and opportunity cost of own land;
v)	The average gross selling prices of eucalyptus were based on specialized research on transactions carried out by the Company with independent third parties; and
vi)	The discount rate used in cash flows is measured based on capital structure and other economic assumptions in an independent market participant in the sale of standing wood (forests).

The table below discloses the measurement of the premises adopted:

	December 31,	December 31,
	2021	2020
Planted useful area (hectare)	1,060,806	1,020,176
Mature assets	138,739	111,866
Immature assets	922,067	908,310
Average annual growth (IMA) – m3/hectare/year	37.58	38.43
Average gross sale price of eucalyptus – R$/m3	76.38	70.22
Discount rate - %	8.9%	8.9%

The pricing model considers net cash flows, after deduction of taxes on profit at the applicable rates.

The fair value adjustment justified by variation of indicators mentioned above, which combined, resulted in a positive variation of R$763,091 recognized under other operating income (expense), net (Note 30).

	December 31,	December 31,
	2021	2020
Physical changes	148,190	156,906
Price	614,901	309,578
	763,091	466,484

The Company manages the financial and climate risks related to agricultural activities in a preventive manner. To reducing risks from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses.

The Company has no biological assets pledged in the year ended December 31, 2021 and 2020.